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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2000.


               (Please read instructions before preparing form.)

If amended report check here: /x/

CATALYST INVESTMENT MANAGEMENT CO., L.L.C.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 102        SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address    (Street)               (City)         (State)      (Zip)

PAUL W. JONES                           415-677-1520             MANAGER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report


                                   ATTENTION
                INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 27th day of September, 2000.

                                    CATALYST INVESTMENT MANAGEMENT CO., L.L.C.
                                    -------------------------------------------
                                    (Name of Institutional Investment Manager)

                                              /s/ PAUL W. JONES
                                    -------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                              to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                       13F File No.:       Name:                                        13F File No.:
1.                                                               6.
------------------------------------------   -------------       ------------------------------------------   -------------
2.                                                               7.
------------------------------------------   -------------       ------------------------------------------   -------------
3.                                                               8.
------------------------------------------   -------------       ------------------------------------------   -------------
4.                                                               9.
------------------------------------------   -------------       ------------------------------------------   -------------
5.                                                               10.
------------------------------------------   -------------       ------------------------------------------   -------------

                                                                 SEC 1685 (5/91)

Conifer Securities, LLC
FORM 13F
CIMCO
June 30, 2000



                                                                   Value    Shares/    Sh/   Put/    Invstmt
Name of Issuer                     Title of class    CUSIP        (x$1000)  Prn Amt    Prn   Call    Dscretn
------------------------------     --------------  ---------      --------  --------   ---   ----    -------
AMFM INCORPORATED                  COM             001693100        2415     35000     SH            Defined
AT HOME CORP                       COM             045919107        1867     90000     SH            Defined
AT&T                               COM             001957109        6027    190562     SH            Defined
BAXTER INTL INC CONTINGENT PAY     COM             071813109           0     25000     SH            Defined
BESTFOODS INC                      COM             08658U101        7045    101731     SH            Defined
BOISE CASCADE CORPORATION          COM             097383103        3364    130000     SH            Defined
BURR BROWN CORP                    COM             122574106        1734     20000     SH            Defined
C-CUBE MICROSYSTEMS INC            COM             12501N108         589     30000     SH            Defined
CASCADE CORP                       COM             147195101         844     70700     SH            Defined
CENTRAL NEWSPAPERS INC             COM             154647101        2530     40000     SH            Defined
CFM TECHNOLOGIES INC.              COM             12525K106         417     26900     SH            Defined
CMP GROUP INC                      COM             125887109         724     24716     SH            Defined
COLUMBIA ENERGY GROUP              COM             197648108        6960    106053     SH            Defined
COMPAQ COMPUTER                    COM             204493100        2559    100098     SH            Defined
COMSAT CORP                        COM             20564D107        1137     48400     SH            Defined
CYPRESS SEMICONDUCTOR CORP         COM             232806109         634     15000     SH            Defined
DOMINION RESOURCES                 COM             25746U109        2397     55900     SH            Defined
DUKE ENERGY CORP                   COM             264399106        2917     51745     SH            Defined
EARTHLINK INC                      COM             270321102        1065     69008     SH            Defined
EL PASO ENERGY CORP                COM             283905107        2561     50286     SH            Defined
EMCOR GROUP INC.                   COM             29084Q100        7016    302584     SH            Defined
ENRON CORP                         COM             293561106        2580     40000     SH            Defined
ENRON CORP (7% exch nts)           COM             293561882        1507     48606     SH            Defined
GEMSTAR TV GUIDE INTL. INC.        COM             36866w106        1292     21025     SH            Defined

                                   Voting Authority
                                   ------------------
                                   Other
Name of Issuer                     Managers             Sole           Shared           None
------------------------------     ------------         ----          --------          -------
AMFM INCORPORATED                                                      35000
AT HOME CORP                                                           90000
AT&T                                                                  190562
BAXTER INTL INC CONTINGENT PAY                                         25000
BESTFOODS INC                                                         101731
BOISE CASCADE CORPORATION                                             130000
BURR BROWN CORP                                                        20000
C-CUBE MICROSYSTEMS INC                                                30000
CASCADE CORP                                                           70700
CENTRAL NEWSPAPERS INC                                                 40000
CFM TECHNOLOGIES INC.                                                  26900
CMP GROUP INC                                                          24716
COLUMBIA ENERGY GROUP                                                 106053
COMPAQ COMPUTER                                                       100098
COMSAT CORP                                                            48400
CYPRESS SEMICONDUCTOR CORP                                             15000
DOMINION RESOURCES                                                     55900
DUKE ENERGY CORP                                                       51745
EARTHLINK INC                                                          69008
EL PASO ENERGY CORP                                                    50286
EMCOR GROUP INC.                                                      302584
ENRON CORP                                                             40000
ENRON CORP (7% exch nts)                                               48606
GEMSTAR TV GUIDE INTL. INC.                                            21025

GENERAL MOTORS                     COM             370442105        1765     30400     SH            Defined
GLOBAL TELESYSTEMS GROUP INC       COM             37936U104        3136    259949     SH            Defined
GRAND UNION CORP                   COM             386532402          99    186250     SH            Defined
GTE CORPORATION                    COM             362320103        5381     86900     SH            Defined
HANNAFORD BROS CO                  COM             410550107        1797     25000     SH            Defined
HARCOURT GENERAL                   COM             41163G101        2175     40000     SH            Defined
HEALTHEON CORP                     COM             422209106         931     62872     SH            Defined
HIGHLAND BANCORP INC               COM             429879105        1219     50000     SH            Defined
INDEPENDENT ENERGY                 COM             45384X108        1247    150000     SH            Defined
INT'L HOME FOOD INCS               COM             459655106        2094    100000     SH            Defined
JUPITER  COMMUNICATIONS            COM             482050101         412     17900     SH            Defined
KEYSPAN ENERGY                     COM             49337W100        1744     56931     SH            Defined
KOHLS CORP                         COM             500255104         985     17700     SH            Defined
KRISPY KREME DOUGHNUTS INC         COM             501014104         645      8771     SH            Defined
MALLINCKRODT                       COM             561232109        1086     25000     SH            Defined
MAPQUEST.COM                       COM             565644101        1720    103563     SH            Defined
MCN ENERGY GROUP INC               COM             55267J100         658     30000     SH            Defined
MEDIA ONE GROUP INC                COM             58440J104        8082    121547     SH            Defined
MEDICAL MANAGER CORP               COM             58461U103        1362     40000     SH            Defined
MONTANA POWER CO                   COM             612085100        2155     60700     SH            Defined
NABISCO                            COM             629526104        3150     60000     SH            Defined
NEIMAN MARCUS CLASS B              COM             640204301        1586     57156     SH            Defined
NRG ENERGY INC.                    COM             629377102         730     40000     SH            Defined
ODETICS INC CLASS A                COM             676065204         877     60491     SH            Defined
ONEMAIN.COM INC.                   COM             68267P109        1125    100000     SH            Defined
OPTISYSTEMS SOLUTIONS LTD          COM             M75252102         665     68600     SH            Defined
PECO ENERGY CO                     COM             693304107        1641     40700     SH            Defined
PIONEER GROUP INC                  COM             723684106        3178     75000     SH            Defined
QUEST EDUCATIONAL CORP             COM             74835F102         903     50000     SH            Defined
RELIASTAR FIN CORP                 COM             75952U103        8565    163343     SH            Defined
SABRE HOLDINGS INC.                COM             785905100        1319     46269     SH            Defined
SCIENTIFIC GAMES HLDGS CP          COM             808747109        1105     45000     SH            Defined
SEAGATE TECHNOLOGY                 COM             811804103        3117     56670     SH            Defined
SEAGRAM LTD                        COM             811850106        4640     80000     SH            Defined
SHARED MEDICAL SYS CP              COM             819486101         729     10000     SH            Defined

GENERAL MOTORS                                           30400
GLOBAL TELESYSTEMS GROUP INC                            259949
GRAND UNION CORP                                        186250
GTE CORPORATION                                          86900
HANNAFORD BROS CO                                        25000
HARCOURT GENERAL                                         40000
HEALTHEON CORP                                           62872
HIGHLAND BANCORP INC                                     50000
INDEPENDENT ENERGY                                      150000
INT'L HOME FOOD INCS                                    100000
JUPITER  COMMUNICATIONS                                  17900
KEYSPAN ENERGY                                           56931
KOHLS CORP                                               17700
KRISPY KREME DOUGHNUTS INC                                8771
MALLINCKRODT                                             25000
MAPQUEST.COM                                            103563
MCN ENERGY GROUP INC                                     30000
MEDIA ONE GROUP INC                                     121547
MEDICAL MANAGER CORP                                     40000
MONTANA POWER CO                                         60700
NABISCO                                                  60000
NEIMAN MARCUS CLASS B                                    57156
NRG ENERGY INC.                                          40000
ODETICS INC CLASS A                                      60491
ONEMAIN.COM INC.                                        100000
OPTISYSTEMS SOLUTIONS LTD                                68600
PECO ENERGY CO                                           40700
PIONEER GROUP INC                                        75000
QUEST EDUCATIONAL CORP                                   50000
RELIASTAR FIN CORP                                      163343
SABRE HOLDINGS INC.                                      46269
SCIENTIFIC GAMES HLDGS CP                                45000
SEAGATE TECHNOLOGY                                       56670
SEAGRAM LTD                                              80000
SHARED MEDICAL SYS CP                                    10000

SOLUTIA INC                        COM             834376105        1899    138100     SH            Defined
SOUTHERN CO.                       COM             842587107        4840    207600     SH            Defined
SPYGLASS INC                       COM             852192103        1059     33833     SH            Defined
STONERIDGE INC                     COM             86183P102         383     43737     SH            Defined
TELEFONICA DE ARGENTINA SA         COM             879378206        4298    120900     SH            Defined
TIME WARNER INC                    COM             887315109        1900     25000     SH            Defined
UCU 9.75 PFD PEPS                  COM             918005877        2233     94020     SH            Defined
UNION PACIFIC RESOURCES            COM             907834105        3300    150000     SH            Defined
UNIT CORP                          COM             909218109        3218    238389     SH            Defined
UNITED ASSETS MGMT CORP            COM             909420101         935     40000     SH            Defined
UNITED RENTALS INC                 COM             911363109        4002    233703     SH            Defined
UTILICORP UTD                      COM             918005109         747     37602     SH            Defined
VASTAR RESOURCES INC.              COM             922380100        1642     20000     SH            Defined
VERIO INC                          COM             923433106        5587    100700     SH            Defined
WESLEY JESSEN VISIONCARE           COM             951018100        1315     35000     SH            Defined
WILLIAMS CO.'S                     COM             969457100        1326     31818     SH            Defined
WORLDGATE COMMUNICATIONS           COM             98156L307         355     20000     SH            Defined
REPORT SUMMARY                                  76 DATA RECORDS   171243               0            OTHER MANAGERS
                                                                                                    ON WHOSE BEHALF
                                                                                                    REPORT IS FILED


SOLUTIA INC                                             138100
SOUTHERN CO.                                            207600
SPYGLASS INC                                             33833
STONERIDGE INC                                           43737
TELEFONICA DE ARGENTINA SA                              120900
TIME WARNER INC                                          25000
UCU 9.75 PFD PEPS                                        94020
UNION PACIFIC RESOURCES                                 150000
UNIT CORP                                               238389
UNITED ASSETS MGMT CORP                                  40000
UNITED RENTALS INC                                      233703
UTILICORP UTD                                            37602
VASTAR RESOURCES INC.                                    20000
VERIO INC                                               100700
WESLEY JESSEN VISIONCARE                                 35000
WILLIAMS CO.'S                                           31818
WORLDGATE COMMUNICATIONS                                 20000
REPORT SUMMARY